Finance Costs	12 Months Ended
Dec. 31, 2020
Finance Costs [Abstract]
Finance Costs

7. FINANCE COSTS

	2020	2019	2018
	US$’000	US$’000	US$’000
Interest on lease liabilities	195	199	82
Interest on an entrusted loan from a related party	—	24	—
Expenses for issuance of convertible redeemable preferred shares	4,014	—	—
Total	4,209	223	82